Schedule of Investments (unaudited) October 31, 2019	iShares® Currency Hedged MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 100.4%
iShares MSCI EAFE ETF(a)	44,447,886	$2,996,676,474

Total Investment Companies — 100.4% (Cost: $2,907,784,406)		2,996,676,474

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.74%(a)(b)	1,701,000	1,701,000

Total Short-Term Investments — 0.1% (Cost: $1,701,000)		1,701,000

Total Investments in Securities — 100.5% (Cost: $2,909,485,406)		2,998,377,474

Other Assets, Less Liabilities — (0.5)%		(14,945,605)

Net Assets — 100.0%		$2,983,431,869

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Shares Purchased	Shares Sold		Shares Held at 10/31/19	Value at 10/31/19	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Treasury, SL Agency Shares	6,621,000	—	(4,920,000	)(a)	1,701,000	$1,701,000	$9,974	$—	$—
iShares MSCI EAFE ETF	44,629,138	939,763	(1,121,015)		44,447,886	2,996,676,474	—	(396,356)	133,175,418

						$2,998,377,474	$9,974	$(396,356)	$133,175,418

(a)	Net of purchases and sales.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

AUD	759,000	USD	515,819	BNP	11/05/19	$7,413
AUD	304,526,000	USD	209,258,787	CITI	11/05/19	672,288
AUD	153,000	USD	103,706	TDB	11/05/19	1,768
CHF	272,221,000	USD	274,389,423	MS	11/05/19	1,576,783
DKK	1,049,000	USD	155,279	CITI	11/05/19	1,327
DKK	351,071,000	USD	52,288,133	MS	11/05/19	123,617
DKK	2,348,000	USD	343,981	SSB	11/05/19	6,555
EUR	432,000	USD	476,960	BOA	11/05/19	4,881
EUR	838,834,000	USD	931,776,807	HSBC	11/05/19	3,835,273
EUR	2,122,000	USD	2,346,308	UBS	11/05/19	20,512
GBP	960,000	USD	1,216,666	BNP	11/05/19	26,909
GBP	193,000	USD	242,448	SSB	11/05/19	7,563
GBP	386,636,000	USD	498,447,265	UBS	11/05/19	2,397,221
HKD	746,373,000	USD	95,187,993	MS	11/05/19	61,150
ILS	35,259,000	USD	10,001,702	HSBC	11/05/19	2,891
JPY	236,297,000	USD	2,183,138	HSBC	11/05/19	4,999

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Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Currency Hedged MSCI EAFE ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

JPY	77,810,268,000	USD	715,036,464	JPM	11/05/19	$5,495,696
NOK	172,339,000	USD	18,690,122	HSBC	11/05/19	50,373
NZD	81,000	USD	50,769	CITI	11/05/19	1,165
NZD	11,087,000	USD	7,042,111	MS	11/05/19	66,418
NZD	6,000	USD	3,779	UBS	11/05/19	68
SEK	375,000	USD	38,240	CITI	11/05/19	599
SEK	1,854,000	USD	189,355	SSB	11/05/19	2,666
SEK	729,876,000	USD	75,177,173	TDB	11/05/19	417,019
SGD	130,000	USD	94,786	CITI	11/05/19	771
SGD	50,919,000	USD	37,377,532	RBS	11/05/19	50,801
SGD	294,000	USD	212,867	SSB	11/05/19	3,240
USD	9,850,020	ILS	34,263,000	RBS	11/05/19	128,038
USD	326,779	ILS	1,134,000	UBS	11/05/19	5,012
USD	63,818,779	JPY	6,882,064,000	CITI	11/05/19	90,064
USD	668,102,078	JPY	72,053,974,000	HSBC	11/05/19	873,872
USD	18,188,344	NOK	164,939,000	BNP	11/05/19	252,539
USD	50,729	NOK	463,000	CITI	11/05/19	381
USD	19,266	NOK	177,000	SSB	11/05/19	19
USD	802,369	NOK	7,286,000	UBS	11/05/19	10,074
AUD	1,572,000	USD	1,083,582	SSB	12/03/19	943
AUD	54,000	USD	37,235	TDB	12/03/19	20
GBP	9,090,000	USD	11,773,343	MS	12/03/19	12,022
USD	1,448,595	CHF	1,426,000	MS	12/03/19	1
USD	200,844	DKK	1,342,000	BOA	12/03/19	92
USD	15,479,401	EUR	13,849,000	JPM	12/03/19	4,698
USD	265,149	ILS	933,000	BNP	12/03/19	49
USD	3,390,878	JPY	365,576,000	BNP	12/03/19	179
USD	100,542	NOK	923,000	BNP	12/03/19	161
USD	48,096	NOK	442,000	CITI	12/03/19	26
USD	424,791	SEK	4,091,000	MS	12/03/19	445
USD	3,607,150	SEK	34,699,000	UBS	12/03/19	7,933

						16,226,534

HKD	13,166,000	USD	1,680,404	MS	11/05/19	(212)
ILS	18,000	USD	5,131	HSBC	11/05/19	(24)
ILS	211,000	USD	60,575	SSB	11/05/19	(705)
JPY	1,091,170,000	USD	10,117,225	RBS	11/05/19	(12,863)
NOK	88,000	USD	9,655	CITI	11/05/19	(86)
NOK	438,000	USD	48,292	SSB	11/05/19	(663)
USD	7,740,894	AUD	11,464,000	BOA	11/05/19	(162,043)
USD	210,873	AUD	309,000	CITI	11/05/19	(2,142)
USD	312,548	AUD	462,000	NAB	11/05/19	(5,941)
USD	505,322	AUD	748,000	SSB	11/05/19	(10,327)
USD	197,800,769	AUD	292,455,000	TDB	11/05/19	(3,808,920)
USD	275,076,312	CHF	272,221,000	MS	11/05/19	(889,895)
USD	50,717,329	DKK	345,349,000	BNP	11/05/19	(840,178)
USD	133,146	DKK	897,000	CITI	11/05/19	(768)
USD	1,203,734	DKK	8,222,000	UBS	11/05/19	(23,737)
USD	42,126,896	EUR	38,544,000	BNP	11/05/19	(864,008)
USD	1,448,176	EUR	1,306,000	RBS	11/05/19	(8,500)

2

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Currency Hedged MSCI EAFE ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	965,599	EUR	871,000	SSB	11/05/19	$(5,890)
USD	878,527,042	EUR	800,667,000	UBS	11/05/19	(14,514,629)
USD	13,912,809	GBP	11,275,000	BOA	11/05/19	(692,716)
USD	462,713,615	GBP	375,551,000	CITI	11/05/19	(23,771,471)
USD	1,235,747	GBP	963,000	NAB	11/05/19	(11,714)
USD	96,927,167	HKD	759,539,000	MS	11/05/19	(2,169)
USD	15,595	ILS	55,000	NSI	11/05/19	(11)
USD	10,183	ILS	36,000	SSB	11/05/19	(32)
USD	746,490	JPY	81,087,000	HSBC	11/05/19	(4,386)
USD	1,110,091	JPY	120,610,000	JPM	11/05/19	(6,772)
USD	163,782	NZD	261,000	CITI	11/05/19	(3,560)
USD	17,689	NZD	28,000	MS	11/05/19	(263)
USD	6,858,258	NZD	10,885,000	SSB	11/05/19	(120,757)
USD	116,293	SEK	1,136,000	CITI	11/05/19	(1,364)
USD	393,566	SEK	3,860,000	MS	11/05/19	(6,219)
USD	80,614	SEK	780,000	SSB	11/05/19	(172)
USD	70,624,837	SEK	688,989,000	TDB	11/05/19	(734,636)
USD	3,805,986	SEK	37,340,000	UBS	11/05/19	(61,366)
USD	56,951	SGD	78,000	NSI	11/05/19	(384)
USD	38,879	SGD	53,000	TDB	11/05/19	(79)
USD	37,087,774	SGD	51,212,000	UBS	11/05/19	(555,929)
NZD	63,000	USD	40,424	JPM	12/03/19	(10)
USD	209,414,125	AUD	304,526,000	CITI	12/03/19	(678,761)
USD	276,426,964	CHF	273,669,000	MS	12/03/19	(1,578,157)
USD	52,395,411	DKK	351,071,000	MS	12/03/19	(121,895)
USD	684,711	DKK	4,579,000	UBS	12/03/19	(270)
USD	933,472,930	EUR	838,834,000	HSBC	12/03/19	(3,829,920)
USD	3,273,194	EUR	2,931,000	UBS	12/03/19	(1,869)
USD	3,433,006	GBP	2,651,000	CITI	12/03/19	(4,068)
USD	498,880,684	GBP	386,636,000	UBS	12/03/19	(2,400,519)
USD	99,230,087	HKD	777,973,000	MS	12/03/19	(35,257)
USD	14,195	ILS	50,000	CITI	12/03/19	(12)
USD	10,015,908	ILS	35,259,000	HSBC	12/03/19	(2,490)
USD	716,194,801	JPY	77,810,268,000	JPM	12/03/19	(5,491,583)
USD	22,136,873	JPY	2,389,350,000	UBS	12/03/19	(24,230)
USD	18,692,427	NOK	172,339,000	HSBC	12/03/19	(50,403)
USD	40,996	NZD	64,000	CITI	12/03/19	(60)
USD	7,028,647	NZD	11,059,000	MS	12/03/19	(65,668)
USD	75,291,590	SEK	729,876,000	TDB	12/03/19	(416,126)
USD	1,010,557	SGD	1,375,000	BNP	12/03/19	(432)
USD	37,387,466	SGD	50,919,000	RBS	12/03/19	(51,461)

						(61,878,722)

	Net unrealized depreciation					$(45,652,188)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

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Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Currency Hedged MSCI EAFE ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Investment Companies	$2,996,676,474	$—	$—	$2,996,676,474
Money Market Funds	1,701,000	—	—	1,701,000

	$2,998,377,474	$—	$—	$2,998,377,474

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$16,226,534	$—	$16,226,534
Liabilities
Forward Foreign Currency Exchange Contracts	—	(61,878,722)	—	(61,878,722)

	$—	$(45,652,188)	$—	$(45,652,188)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Counterparty Abbreviations

BNP	BNP Paribas SA

BOA	Bank of America N.A.

CITI	Citibank N.A.

HSBC	HSBC Bank PLC

JPM	JPMorgan Chase Bank N.A.

MS	Morgan Stanley & Co. International PLC

NAB	National Australia Bank Limited

NSI	Nomura Securities International Inc.

RBS	Royal Bank of Scotland PLC

SSB	State Street Bank and Trust Co.

TDB	Toronto Dominion Bank

UBS	UBS AG

Currency Abbreviations

AUD	Australian Dollar

CHF	Swiss Franc

DKK	Danish Krone

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

ILS	Israeli Shekel

JPY	Japanese Yen

NOK	Norwegian Krone

NZD	New Zealand Dollar

SEK	Swedish Krona

SGD	Singapore Dollar

USD	United States Dollar

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